Income Taxes (Reconciliations Of U.S. Federal Statutory Rate To The Effective Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Tax provision at U.S. federal statutory rates	35.00%		35.00%	35.00%
State taxes	4.00%		1.40%	2.00%
Foreign taxes and foreign losses with tax benefit	(0.60%)		(13.30%)	(19.10%)
Change in U.S. valuation allowance	0.40%		(0.20%)	(0.30%)
Research and development credits	(4.30%)		(3.50%)	(2.10%)
Section 199 benefit	(2.70%)	[1]
Stock-based compensation expense	6.70%	[1]
Other	2.10%		(3.70%)	3.50%
Effective income tax rate	40.60%		15.70%	19.00%

[1]	For 2010 and 2009, the impact of Section 199 benefit and stock-based compensation expense were not separately disclosed as these were not material to the overall effective tax rate.